PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.05%	5.33%
Rate of future compensation increase (as a percent)	3.97%	3.93%
Weighted-average assumptions used to determine net periodic benefit costs
Discount rate (as a percent)	5.33%	5.82%	6.28%
Rate of future compensation increase (as a percent)	3.93%	4.03%	4.08%
Expected long-term return on plan assets (as a percent)	8.00%	8.00%	8.25%
Effect of one-percentage-point change
Effect of one-percentage-point increase in discount rate on expense	$ (14,912)
Effect of one-percentage-point decrease in discount rate on expense	50,956
Effect of one-percentage-point increase in discount rate on benefit obligation	(157,002)
Effect of one-percentage-point decrease in discount rate on benefit obligation	198,266
Effect of one-percentage-point increase in expected long-term rate of return on plan assets	(9,259)
Effect of one-percentage-point decrease in expected long-term rate of return on plan assets	9,259
Effect of one-percentage-point increase in rate of future compensation increase on expense	1,938
Effect of one-percentage-point decrease in rate of future compensation increase on expense	(1,881)
Effect of one-percentage-point increase in rate of future compensation increase on benefit obligation	10,936
Effect of one-percentage-point decrease in rate of future compensation increase on benefit obligation	(10,673)
Post-retirement Benefits
Weighted-average assumptions used to determine net periodic benefit costs
Increase in per capita cost of covered health care benefits assumed for next fiscal year (as a percent)	8.00%
Expected decrease in pre-Medicare and post-Medicare rate (as a percent)	5.00%
Year that reaches the ultimate trend rate	2018
Effect of one-percentage-point change
Effect of one-percentage-point increase in discount rate on expense	(4,679)
Effect of one-percentage-point decrease in discount rate on expense	4,926
Effect of one-percentage-point increase in discount rate on benefit obligation	(42,103)
Effect of one-percentage-point decrease in discount rate on benefit obligation	48,451
Effect of one-percentage-point increase in health care cost trend rate on expense	1,861
Effect of one-percentage-point decrease in health care cost trend rate on expense	(1,662)
Effect of one-percentage-point increase in health care cost trend rate on benefit obligation	34,017
Effect of one-percentage-point decrease in health care cost trend rate on benefit obligation	$ (29,805)